Reportable Segments (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reportable Segments [Line Items]
Number of reportable segments	2
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Reportable Segments [Line Items]
Revenues from customer percentage	11.00%	12.00%	12.00%